Risk Management - Disclosure of Group additionally applied the Worst scenario to the three macroeconomic variable scenarios (Details)	Dec. 31, 2024
Worst Scenario [Member]
Disclosure of Group additionally applied the Worst scenario to the three macroeconomic variable scenarios [Line Items]
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Applied Probability Weight	20.00%
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Assuming One Hundred Percentage	4,205,947
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Difference From Book Value	2,118,388
Bad Scenario [Member]
Disclosure of Group additionally applied the Worst scenario to the three macroeconomic variable scenarios [Line Items]
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Applied Probability Weight	27.96%
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Assuming One Hundred Percentage	1,866,074
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Difference From Book Value	(221,484)
Normal Scenario [Member]
Disclosure of Group additionally applied the Worst scenario to the three macroeconomic variable scenarios [Line Items]
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Applied Probability Weight	47.44%
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Assuming One Hundred Percentage	1,485,847
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Difference From Book Value	(601,712)
Good Scenario [Member]
Disclosure of Group additionally applied the Worst scenario to the three macroeconomic variable scenarios [Line Items]
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Applied Probability Weight	4.60%
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Assuming One Hundred Percentage	1,334,317
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Difference From Book Value	(753,242)